CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' DEFICIT (Unaudited) - USD ($) $ in Thousands	Redeemable Noncontrolling Interest [Member]	Ordinary Shares Class A [Member]	Ordinary Shares Class V [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Stockholders Equitydeficit [Member]	Noncontrolling Interest [Member]	Total
Balance as at September 30, 2022 at Mar. 31, 2022		$ 0		$ 3,328	$ 4,872	$ (644)	$ 7,556	$ 1,140	$ 8,696
Balance at the beginning (Shares) at Mar. 31, 2022		10,000
Net income for the period					1,158		1,158	200	1,358
Other comprehensive loss						(274)	(274)	(47)	(321)
Balance as at December 31, 2022 (restated) at Jun. 30, 2022		$ 0		3,328	6,030	(918)	8,440	1,293	9,733
Balance at the end (Shares) at Jun. 30, 2022		10,000
Net income for the period					(192)		(192)	(30)	(222)
Other comprehensive loss						(279)	(279)	(48)	(327)
Stock-based compensation				1,057			1,057		1,057
Net changes in net shareholders’ investment				6			6		6
Balance as at December 31, 2022 (restated) at Sep. 30, 2022		$ 0		4,391	5,838	(1,197)	9,032	1,215	10,247
Balance at the end (Shares) at Sep. 30, 2022		10,000
Net income for the period					(270)		(270)	(45)	(315)
Other comprehensive loss						(57)	(57)	(10)	(67)
Stock-based compensation				1,425			1,425		1,425
Net changes in net shareholders’ investment				12			12		12
Balance as at December 31, 2022 (restated) at Dec. 31, 2022		$ 0		5,828	5,568	(1,254)	10,142	1,160	11,302
Balance at the end (Shares) at Dec. 31, 2022		10,000
Balance as at September 30, 2022 at Mar. 31, 2023				7,221	6,318	(1,349)	12,190	1,279	13,469
Balance at the beginning (Shares) at Mar. 31, 2023		10,000
Transition period adjustment pursuant to ASC 326, net of tax					(190)		(190)	(33)	(223)
Adjusted Balance, value				7,221	6,128	(1,349)	12,000	1,246	13,246
Adjusted Balance, Shares		10,000
Net income for the period					421		421	73	494
Other comprehensive loss						(12)	(12)	(2)	(14)
Stock-based compensation				1,374			1,374		1,374
Net changes in net shareholders’ investment				(10)			(10)		(10)
Balance as at December 31, 2022 (restated) at Jun. 30, 2023				8,585	6,549	(1,361)	13,773	1,317	15,090
Balance at the end (Shares) at Jun. 30, 2023		10,000
Net income for the period					819		819	108	927
Other comprehensive loss						(164)	(164)	(28)	(192)
Stock-based compensation				252			252		252
Net changes in net shareholders’ investment
Balance as at December 31, 2022 (restated) at Sep. 30, 2023				8,837	7,368	(1,525)	14,680	1,397	16,077
Balance at the end (Shares) at Sep. 30, 2023		10,000
Share in Pre-Merger net income					238		238	(44)	194
Share in Pre-Merger other comprehensive income						7	7	1	8
Net income for the period	154				(16,649)		(16,649)		(16,649)
Other comprehensive loss	8					4	4		4
Reclassification of negative additional paid-in capital				28,752	(28,752)
Reverse Recapitalization, net of transaction expenses (Note 1)	9,581	$ 2		(38,492)	(4,701)	936	(42,255)	(1,354)	(43,609)
Reverse Recapitalization, net of transaction expenses (Note 1), Shares		15,247,666	1
Settlement of accounts payable through issuance of shares				903			903		903
Settlement of accounts payable through issuance of shares, Shares		361,338
Balance as at December 31, 2022 (restated) at Dec. 31, 2023	$ 9,743	$ 2			$ (42,496)	$ (578)	$ (43,072)		$ (43,072)
Balance at the end (Shares) at Dec. 31, 2023		15,619,004	1